Income Taxes (Details) $ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 USD ($)
Income Taxes [Line Items]
Federal income taxes	21.00%	21.00%
Net operating losses carry forward (in Dollars)	$ 6,267		$ 4,386
Valuation allowance	$ 1,900
Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Assessable profit to determine applicable tax rate (in Dollars)		$ 2.0
Percentage of assessable profits in schedule	8.25%	8.25%
Percentage of assessable profits of the standard rate	7.50%	7.50%
U.S. and HK [Member]
Income Taxes [Line Items]
Net operating losses carry forward (in Dollars)	$ 75,300
Percentage valuation allowance	100.00%	100.00%
Unincorporated Businesses [Member]
Income Taxes [Line Items]
Assessable profit to determine applicable tax rate (in Dollars)		$ 2.0
Assessable profits rate	15.00%	15.00%
Corporations [Member]
Income Taxes [Line Items]
Assessable profits rate	16.50%	16.50%
Yueda [Member]
Income Taxes [Line Items]
Net operating losses carry forward (in Dollars)	$ 6,300